CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT
Cash and cash equivalents	$ 59,924	$ 62,355
Grants receivable and other current assets	3,983	3,096
Sales taxes receivable	1,972	2,002
Tax credits receivable	4,362	3,958
Restricted cash and deposits	621
Prepaid expenses	3,062	2,768
Total current assets	73,924	74,179
NON-CURRENT
Tax credits receivables	5,458	5,509
Investment - Listed shares	800
Property, plant and equipment	64,135	42,103
Intangible assets	182	481
Right-of-use assets	2,656	2,254
Restricted cash and deposits	2,919	1,823
Total non-current assets	76,150	52,170
Total assets	150,074	126,349
CURRENT
Accounts payables and accrued liabilities	15,429	15,193
Deferred grants	20
Current portion of lease liabilities	431	329
Current portion of borrowings	225	208
Total current liabilities	16,105	15,730
NON-CURRENT
Asset retirement obligation	952	1,009
Borrowings	1,763	1,921
Lease liabilities	2,386	1,994
Convertible notes	56,544
Total non-current liabilities	61,645	4,924
Total liabilities	77,750	20,654
EQUITY
Share capital	210,786	206,483
Other reserves	829
Contributed surplus	25,313	16,102
Deficit	(164,604)	(116,890)
Total equity	72,324	105,695
Total liabilities and equity	$ 150,074	$ 126,349